Cover	Aug. 07, 2024
Cover [Abstract]
Entity Registrant Name	Camber Energy, Inc.
Entity Central Index Key	0001309082
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Camber Energy, Inc. on August 7, 2024 (the “Original Form 8-K”). This Amendment is being filed solely to correct the ticker symbol under “Item 3.01” of the Original Form 8-K from “CEI” to “CEIN”.
Entity Emerging Growth Company	false
Document Period End Date	Aug. 07, 2024
Entity File Number	001-32508
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-2660243
Entity Address Address Line 1	12 Greenway Plaza
Entity Address Address Line 2	Suite 1100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77046
City Area Code	281
Local Phone Number	404-4387
Security 12b Title	Common Stock
Trading Symbol	CEI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false